Condensed Statements of Operations (Unaudited) (Parentheticals)	6 Months Ended
	Oct. 31, 2023 ¥ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 ¥ / shares shares
Income Statement [Abstract]
Weighted-average shares outstanding used to compute net loss per share, diluted	13,455,691	13,455,691	6,000,000
Net loss per share attributable to common stockholders, diluted (in Yen per share and Dollars per share) | (per share)	¥ (85.47)	$ (0.56)	¥ (147.50)